Schedule of Investments
Invesco Municipal Strategic Income ETF (IMSI)
January 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.48%
Alabama-3.04%
Black Belt Energy Gas District, Series 2022 C-1, RB	5.25%	02/01/2053	$500	$536,535
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining), Series 2019 A, Ref. IDR(a)	4.50%	05/01/2032	427	390,759
				927,294
Arizona-3.32%
Chandler (City of) Industrial Development Authority (Intel Corp.), Series 2022, RB	5.00%	09/01/2052	500	529,846
Pima (County of), AZ Industrial Development Authority (American Leadership Academy), Series 2022, Ref. RB(a)	4.00%	06/15/2031	500	481,351
				1,011,197
California-9.93%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB	5.00%	12/01/2053	1,000	1,068,217
California (State of) Public Finance Authority (Enso Village) (Green Bonds), Series 2021, RB(a)	5.00%	11/15/2036	500	485,418
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	514,309
California County Tobacco Securitization Agency, Series 2020 A, Ref. RB	5.00%	06/01/2024	450	460,746
California Infrastructure & Economic Development Bank, Series 2020, RB	3.65%	01/01/2050	500	499,992
				3,028,682
Colorado-1.58%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(a)	5.00%	12/01/2037	500	482,202
District of Columbia-1.77%
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2037	500	539,113
Florida-3.32%
Lee Memorial Health System, Series 2019 A-1, Ref. RB	4.00%	04/01/2037	1,000	1,012,853
Georgia-3.29%
Main Street Natural Gas, Inc., Series 2018 A, RB	4.00%	04/01/2048	500	502,020
Main Street Natural Gas, Inc., Subseries 2018 D, RB, (1 mo. USD LIBOR + 0.83%)(b)	3.89%	08/01/2048	500	500,759
				1,002,779
Guam-1.67%
Guam (Territory of), Series 2015 D, Ref. RB	5.00%	11/15/2039	500	507,646
Illinois-8.48%
Chicago (City of), IL, Series 2023 A, GO Bonds	4.00%	01/01/2035	500	487,025
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	499,982
Illinois (State of), Series 2021 A, RB	4.00%	06/15/2029	580	597,408
Illinois (State of) Finance Authority, Series 2022 B-2, RB	5.00%	08/15/2052	500	548,121
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	453,663
				2,586,199
Indiana-3.25%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 A, RB	4.25%	11/01/2030	500	497,275
Indiana (State of) Finance Authority (United States Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	492,753
				990,028
Iowa-1.64%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB	4.00%	12/01/2050	500	500,381
Kentucky-1.60%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2015 A, RB	4.25%	07/01/2035	500	488,979
Maryland-3.26%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB	5.00%	11/12/2028	500	518,404
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	475,409
				993,813
Michigan-1.62%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB	4.00%	10/01/2061	500	495,275
New Jersey-3.50%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	500	530,143
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB	5.00%	06/01/2033	500	537,418
				1,067,561
See accompanying notes which are an integral part of this schedule.

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
January 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-8.93%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	$750	$771,317
New York City Housing Development Corp., Series 2022 2B, RB	3.40%	11/01/2062	500	504,339
New York Transportation Development Corp. (American Airlines, Inc.), Series 2021, Ref. RB	3.00%	08/01/2031	500	462,361
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB	4.00%	10/01/2030	500	502,239
Westchester County Local Development Corp., Series 2021, Ref. RB(a)	2.88%	07/01/2026	500	483,064
				2,723,320
North Dakota-1.35%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	409,978
Ohio-2.58%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	300	286,501
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC), Series 2017, RB(a)	3.75%	01/15/2028	500	498,874
				785,375
Pennsylvania-5.34%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB	4.00%	01/01/2037	500	495,997
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	569,845
Pennsylvania (State of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB	5.50%	06/30/2038	500	561,760
				1,627,602
Puerto Rico-3.22%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	468,672
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(a)	5.00%	07/01/2028	500	514,440
				983,112
Texas-10.85%
El Paso Independent School District, Series 2017, GO Bonds	5.00%	08/15/2037	720	774,663
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB	4.00%	07/15/2041	500	450,629
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)	4.63%	10/01/2031	500	497,678
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)), Series 2022 B3, RB	4.25%	10/01/2026	500	500,088
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	500	581,375
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Series 2016, RB	5.00%	12/31/2045	500	504,850
				3,309,283
Utah-3.37%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(a)	3.25%	03/01/2031	500	448,542
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.25%	06/01/2037	500	580,160
				1,028,702
Virginia-3.24%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	475,723
Virginia (Commonwealth of) Small Business Financing Authority, Series 2022, RB	4.00%	07/01/2032	500	513,108
				988,831
Washington-3.31%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	509,625
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,092
				1,009,717
See accompanying notes which are an integral part of this schedule.

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
January 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-3.02%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2040	$500	$497,074
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	422,053
				919,127
TOTAL INVESTMENTS IN SECURITIES-96.48% (Cost $28,970,815)				29,419,049
OTHER ASSETS LESS LIABILITIES-3.52%				1,072,831
NET ASSETS-100.00%				$30,491,880

Investment Abbreviations:
GO	-General Obligation
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
RB	-Revenue Bonds
Ref.	-Refunding
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $4,282,328, which represented 14.04% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2023, all of the securities in were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.